Shareholders' equity, capital distribution and earnings per share - Narrative (Details)			1 Months Ended		12 Months Ended
	Feb. 06, 2024 $ / shares	Mar. 31, 2023	Jun. 30, 2023 NOK (kr)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2023 NOK (kr) kr / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 NOK (kr) kr / shares shares	Dec. 31, 2022 USD ($) shares
Dividends declared per share | $ / shares					$ 3.6000	$ 2.4000
Payments to acquire or redeem entity's shares					$ 5,589,000,000	$ 3,315,000,000	$ 321,000,000
Proportion of ownership interest divested		100.00%
Share capital								kr 7,507,761,512.50	$ 1,100,516,940	kr 7,938,675,397.50	$ 1,142,036,265
Total number of shares issued | shares								3,003,104,605	3,003,104,605	3,175,470,159	3,175,470,159
Nominal value per share | kr / shares								kr 2.50		kr 2.50
Increase (decrease) through treasury share transactions, equity					(5,685,000,000)	(3,380,000,000)	$ (429,000,000)
Norwegian State [Member]
Percentage ownership of entity by shareholders								67.00%	67.00%
Potential Ordinary Share Transactions [Member]
Dividends declared per share | $ / shares	$ 0.35
Extraordinary dividend per share | $ / shares	$ 0.35
Treasury shares employees [Member]
Treasury shares purchased					68,000,000	$ 72,000,000
Share buyback programme [Member]
Agreement to buy treasury shares									$ 5,685,000,000		$ 3,380,000,000
Nominal value per share | kr / shares								kr 2.50
Number of shares outstanding | shares							13,460,292	49,486,793	49,486,793	42,619,172	42,619,172
Share buyback programme [Member] | First tranche [Member]
Agreement to buy treasury shares									$ 330,000,000		$ 330,000,000
Share buyback programme [Member] | Second tranche [Member]
Agreement to buy treasury shares									550,000,000		440,000,000
Share buyback programme [Member] | Third tranche [Member]
Agreement to buy treasury shares									550,000,000		605,000,000
Share buyback programme [Member] | Fourth tranche [Member]
Agreement to buy treasury shares									550,000,000		$ 605,000,000
Share buy-back programme for 2023 [Member]
Agreement to buy treasury shares									6,000,000,000
Share buy-back programme for 2023 [Member] | Maximum [Member]
Agreement to buy treasury shares									6,000,000,000
Share buy-back programme for 2023 [Member] | Fourth tranche [Member]
Payments to acquire or redeem entity's shares					388,000,000
Amount accrued and classified as trade, orther payables and provisions									$ 162,000,000
Treasury shares purchased					$ 410,000,000
Share buy-back programme for 2022 [Member]
Payments to acquire or redeem entity's shares			kr 39,071,000,000.000	$ 3,705,000,000